Finance Lease Liabilities : Liquidity classification (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finance Lease Liabilities [Abstract]
Current finance lease liabilities	₩ 57,200	₩ 131,792
Non-current finance lease liabilities	226,606	286,468
Total Finance Lease Liabilities	₩ 283,806	₩ 418,260